Income taxes (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Limitations on Use	Under current law, the Company’s federal NOLs generated in taxable years ending after December 31, 2017, may be carried forward indefinitely, but the deductibility of such federal NOLs is limited to 80% of the Company’s taxable income annually for tax years beginning after December 31, 2018. Federal NOLs generated in taxable years ending on or prior to December 31, 2017, however, have a 20-year carryforward period, but are not subject to the 80% limitation.
Net Operating Loss Carryforwards Expiration without Limitation	$ 280,100
Tax Credit Carryforward, Amount	22,474	$ 5,477
Valuation Allowance	145,766	36,094
Change in Valuation Allowance Amount	$ 109,700
Explanation of Change in Valuation Allowance	the additional operating loss generated by the Company and the combination of deferred tax assets as a result of the Merger.
Unrecognized Tax Benefits	$ 0	$ 0
Penalties Charges and Interest Expense	$ 0
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Period of Cumulative Change in Ownership	3 years
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Expiration Year	2037
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Expiration Year	2036
Minimum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Cumulative Change In Ownership Percentage	50.00%
State [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 266,300
State [Member] | Research and Development Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	$ 8,700
State [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Expiration Year	2043
State [Member] | Maximum [Member] | Research and Development Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Expiration Year	2038
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Expiration Year	2035
State [Member] | Minimum [Member] | Research and Development Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Expiration Year	2032
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 302,500
Net Operating Loss Carryforwards Expiration with Limitation	22,400
Federal [Member] | Research and Development Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Amount	$ 15,600
Federal [Member] | Maximum [Member] | Research and Development Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Expiration Year	2043
Federal [Member] | Minimum [Member] | Research and Development Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Expiration Year	2036